UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

AB MULTI-MANAGER ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

December 31, 2018 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Aravt Global Fund Ltd.	6,380	$6,791,358	0.7%	Semi-Annual
Coatue Offshore Fund, Ltd.	185,720	41,368,881	4.0	Quarterly
Darsana Overseas Fund Ltd.	16,260	20,653,475	2.0	Quarterly
Janchor Partners Pan-Asian Fund	216,000	26,095,636	2.6	Triennially
Luminus Energy Partners, Ltd.	20,077	46,368,426	4.5	Quarterly
Nokota Capital Offshore Fund, Ltd.	10,303	11,731,270	1.1	Quarterly
PFM Healthcare Offshore Fund, Ltd.	52,937	49,044,453	4.8	Quarterly
Schonfeld Fundamental Equity Offshore Fund Ltd.	30,000	29,116,435	2.8	Quarterly
The Children’s Investment Fund	185,000	22,059,400	2.2	Triennially
Think Investments Offshore Ltd.	24,772	35,944,518	3.5	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	15,677	18,242,703	1.8	Quarterly
Tybourne Equity (Offshore) Fund	26,550	39,333,053	3.8	Quarterly

Total		346,749,608	33.8

Event Driven
Empyrean Capital Overseas Fund, Ltd.	38,781	46,711,647	4.6	Quarterly
Governors Lane Offshore Fund Ltd.	27,548	28,834,009	2.8	Quarterly
Indaba Capital Partners (Cayman), LP	35,371	38,744,971	3.8	Quarterly
Lion Point International, Ltd.	36,002	35,609,038	3.5	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,817,960	0.3	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II Ltd.	29,524	30,819,192	3.0	Quarterly
Starboard Leaders Fund LP.	5,813	5,460,491	0.5	At Fund’s Discretion

Total		188,997,308	18.5

Credit/Distressed
Caius Capital International Fund	35,000	36,671,382	3.6	Quarterly
King Street Capital, Ltd.	193,489	32,292,607	3.1	Quarterly
Panning Overseas Fund, Ltd.	746	767,276	0.1	Quarterly
Silver Point Capital Offshore Fund, Ltd.	3,520	52,286,101	5.1	Annual
Warlander Offshore Fund, Ltd.	7,500	7,359,486	0.7	Quarterly
Waterfall Eden Fund, Ltd.	30,000	29,808,398	2.9	Quarterly
Wingspan Overseas Fund, Ltd.	953	638,227	0.1	Fund in Liquidation

Total		159,823,477	15.6

Global Macro
Alphadyne International Fund, Ltd.	65,000	67,455,899	6.6	Quarterly
Brevan Howard AS Macro Fund Limited	280,000	26,499,200	2.6	Monthly
Rokos Global Macro Fund Limited	401,922	22,977,823	2.2	Monthly

Total		116,932,922	11.4

Multi-Strategy
Elliott International Limited	28,891	40,037,597	3.9	Quarterly
Myriad Opportunities Offshore Fund Limited	48,797	55,630,609	5.4	Quarterly
Schonfeld Strategic Partners Offshore Fund LTD.	20,000	19,847,257	2.0	Monthly

Total		115,515,463	11.3

Total Underlying Portfolios (cost $841,056,467)		928,018,778	90.6

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets
Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (a)(b)(c) (cost $39,750,000)	39,750,000	$39,750,000	3.9%

Total Investments (cost $880,806,467) (d)		967,768,778	94.5
Other assets less liabilities		56,676,715	5.5

Net Assets		$1,024,445,493	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	322	USD	325	1/15/19	$(1,691)
State Street Bank & Trust Co.	DKK	3,292	USD	502	1/15/19	2,385
State Street Bank & Trust Co.	EUR	5,459	USD	6,221	1/15/19	25,994
State Street Bank & Trust Co.	GBP	1,629	USD	2,063	1/15/19	(13,115)
State Street Bank & Trust Co.	SEK	24,791	USD	2,741	1/15/19	(58,260)

						$(44,687)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
FX G10 Value PPP (C) Index(1)	74,026	0.30%	Quarterly	USD	13,014	10/15/19	$(7,440)
GSGLEURA(2)	257,206	3 Month EURIBOR Minus 0.60%	Quarterly	EUR	23,779	8/15/19	(1,734,581)
GSISM49E(3)	217,990	0.00%	Quarterly	USD	21,740	10/15/19	(74,937)
RP Equity Carry Series 01 Excess Return Strategy	77,830	0.30%	Quarterly	USD	9,541	10/15/19	(25,496)
JPMorgan Chase Bank, NA
JPABSAA1	101,626	0.09%	Maturity	USD	10,194	1/31/19	8,211
JPMZRMR1	54,342	0.00%	Quarterly	USD	8,568	10/15/19	(122,270)
JPQCRMFA(4)	194,127	0.00%	Quarterly	USD	19,007	10/15/19	1,941
Morgan Stanley Capital Services, LLC
Arris International PLC	67,354	LIBOR Plus 0.30%	Maturity	USD	2,068	12/11/19	(14,879)
Avista Corp.	40,920	LIBOR Plus 0.30%	Maturity	USD	2,107	12/11/19	(383,062)
Bemis Company	43,595	LIBOR Plus 0.30%	Maturity	USD	2,111	12/11/19	(122,099)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Beneficial Bancorp Inc.	76,289	LIBOR Plus 0.30%	Maturity	USD	1,306	12/11/19	$(223,501)
BINCKBank NV	97,310	EURIBOR Plus 0.50%	Maturity	EUR	597	12/11/19	(4,560)
Connecticut Water SVC Inc.	19,496	LIBOR Plus 0.30%	Maturity	USD	1,352	12/11/19	(53,835)
Electro Scientific INDS Inc.	35,717	LIBOR Plus 0.30%	Maturity	USD	1,001	12/11/19	64,482
Esterline Technologies Corp.	10,082	LIBOR Plus 0.30%	Maturity	USD	1,159	12/11/19	58,869
FCB Financial Holdings	50,714	LIBOR Plus 0.30%	Maturity	USD	2,359	12/11/19	(671,501)
Finisar Corporation	93,793	LIBOR Plus 0.30%	Maturity	USD	2,083	12/11/19	(60,891)
Gemalto	23,526	EURIBOR Plus 0.50%	Maturity	EUR	1,179	12/11/19	13,913
Hortonworks Inc.	5,036	LIBOR Plus 0.30%	Maturity	USD	108	12/11/19	(35,445)
Integrated Device Tech Inc.	29,912	LIBOR Plus 0.30%	Maturity	USD	1,409	12/11/19	29,911
Jardine Lloyd Thompson Group	84,284	LIBOR Plus 0.50%	Maturity	GBP	1,592	12/11/19	3,882
L3 Technologies Inc.	10,593	LIBOR Plus 0.30%	Maturity	USD	2,293	12/11/19	(465,723)
MSABFLSU	75,934	0.65%	Quarterly	USD	7,216	10/15/19	(53,648)
MSABSLSU	32,426	1.20%	Quarterly	USD	3,119	10/15/19	19,041
MSCBGABG(5)	99,616	0.30%	Quarterly	USD	16,457	10/15/19	(296,573)
MSCBRMF4	31,511	0.60%	Quarterly	USD	6,306	10/15/19	(83,822)
Newfield Exploration Co.	89,425	LIBOR Plus 0.30%	Maturity	USD	2,018	12/11/19	(715,095)
NXStage Medical Inc.	56,830	LIBOR Plus 0.35%	Maturity	USD	1,618	12/11/19	(3,097)
Orbotech Ltd.	34,993	LIBOR Plus 0.30%	Maturity	USD	2,119	12/11/19	(155,344)
Pacific Biosciences of California	132,538	LIBOR Plus 0.30%	Maturity	USD	998	12/11/19	(20,593)
Pandora Media Inc.	240,443	LIBOR Plus 0.30%	Maturity	USD	2,082	12/11/19	(140,902)
Penn Virginia Corp.	14,267	LIBOR Plus 0.30%	Maturity	USD	985	12/11/19	(218,301)
Randgold Resources Ltd.	75,294	LIBOR Plus 0.30%	Maturity	USD	993	12/11/19	(26,032)
Randgold Resources Ltd.	12,212	LIBOR Plus 0.30%	Maturity	USD	1,008	12/11/19	2,447
Red Hat Inc.	11,388	LIBOR Plus 0.30%	Maturity	USD	1,954	12/11/19	37,737
Rowan Companies PLC	97,944	LIBOR Plus 0.30%	Maturity	USD	1,840	12/11/19	(1,028,784)
Sendgrid Inc.	50,495	LIBOR Plus 0.30%	Maturity	USD	1,957	12/11/19	219,344
Shire PLC	27,056	LIBOR Plus 0.50%	Maturity	GBP	1,215	12/11/19	22,002
Sodastream International Ltd.	13,219	LIBOR Plus 0.30%	Maturity	USD	1,892	12/11/19	(266)
Sprint Corp.	255,358	LIBOR Plus 0.30%	Maturity	USD	1,629	12/11/19	(152,940)
Stewart Information Services	40,665	LIBOR Plus 0.30%	Maturity	USD	1,697	12/11/19	(17,780)
Tesaro Inc.	13,553	LIBOR Plus 0.30%	Maturity	USD	998	12/11/19	6,786
Tribune Media Co.	46,562	LIBOR Plus 0.30%	Maturity	USD	2,060	12/11/19	49,496
USG Corp.	34,580	LIBOR Plus 0.30%	Maturity	USD	1,466	12/11/19	2,517
Wildhorse Resource Development	39,294	LIBOR Plus 0.30%	Maturity	USD	872	12/11/19	(320,542)
WSFS Financial Corp.	22,986	LIBOR Minus 0.20%	Maturity	USD	1,101	12/11/19	234,932

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citibank, NA
GSGLEURS(6)	153,493	0.00%	Quarterly	EUR	15,355	8/15/19	$918,764
Morgan Stanley Capital Services, LLC
AMCOR Ltd.	222,334	1 Month BBSW	Maturity	AUD	3,001	12/11/19	45,266
Chesapeake Energy Corp.	209,975	LIBOR Plus 0.28%	Maturity	USD	770	12/11/19	331,462
Cloudera Inc.	6,444	LIBOR Minus 0.21%	Maturity	USD	107	12/11/19	36,195
Denbury Resources Inc.	177,009	LIBOR Minus 0.22%	Maturity	USD	643	12/11/19	342,248
Encana Corp.	238,934	LIBOR Minus 1.90%	Maturity	USD	2,081	12/11/19	701,456
Ensco PLC	216,945	LIBOR Minus 0.20%	Maturity	USD	1,864	12/11/19	1,099,772
FNF Group	26,127	LIBOR Minus 0.20%	Maturity	USD	877	12/11/19	57,886
Harris Corp.	13,770	LIBOR Minus 0.22%	Maturity	USD	2,341	12/11/19	496,853
II-VI Inc.	20,803	LIBOR Minus 0.22%	Maturity	USD	719	12/11/19	44,959
KLA-Tencor Corporation	8,748	LIBOR Minus 0.06%	Maturity	USD	893	12/11/19	115,416
Sirius XM Holdings Inc.	346,237	LIBOR Minus 2.17%	Maturity	USD	2,153	12/11/19	176,463
Synovus Financial Corp.	53,503	LIBOR Minus 0.06%	Maturity	USD	2,402	12/11/19	703,222
T-Mobile US Inc.	26,199	LIBOR Minus 0.06%	Maturity	USD	1,782	12/11/19	125,189
Takeda Pharmaceutical Co. Ltd.	22,700	LIBOR Minus 0.40%	Maturity	JPY	108,214	12/11/19	217,830
Twilio Inc.	24,490	LIBOR Minus 0.20%	Maturity	USD	1,977	12/11/19	(207,702)

							$(1,253,149)

(a)	Affiliated investments.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,924,039 and gross unrealized depreciation of investments was $(19,259,564), resulting in net unrealized appreciation of $85,664,475.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 – 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 – 60 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of up to two years.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 – 90 day redemption notice periods. Underlying Portfolios are not subject to a lock up period.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

BBSW	-	Bank Bill Swap Reference Rate (Australia)
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates

(1) The following table represents the basket holdings underlying the total return swap with CIFXPPD2 as of December 31, 2018.

Security Description	Notional Amount as of 12/31/18	Percent of Basket’s Value
USD/CHF	$7,804,709	60.0%
USD/CAD	(5,203,139)	(40.0)%
USD/EUR	(5,203,139)	(40.0)%
USD/NOK	5,203,139	40.0%
USD/JPY	(2,601,570)	(20.0)%

(2) The following table represents the basket holdings underlying the total return swap with GSGLEURA as of December 31, 2018.

Security Description	Shares	Notional Amount as of 12/31/18		Percent of Basket’s Value
Telefonaktiebolaget LM Ericsson	246,069	EUR	1,893,775	8.5%
Panalpina Welttransport Holdings	15,621		1,815,874	8.2%
Safran SA	15,724		1,651,067	7.4%
Rolls-Royce Holdings PLC	1,712		1,583,445	7.1%
ABB Ltd.	93,294		1,574,084	7.1%
RSA Insurance Group PLC	2,701		1,546,588	7.0%
Merlin Entertainments PLC	4,354		1,542,522	6.9%
Airbus SE	18,312		1,538,200	6.9%
Vesuvius PLC	2,699		1,521,529	6.8%
Metso OYJ	64,194		1,476,470	6.6%
thyssenkrupp AG	93,825		1,407,368	6.3%
Rexel SA	151,363		1,362,265	6.1%
Autoliv, Inc.	18,656		1,142,390	5.1%
Bilfinger SE	43,921		1,098,026	4.9%
Tieto OYJ	35,032		840,779	3.8%
Veoneer, Inc.	11,483		241,077	1.1%

(3) The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with GSISM49E as of December 31, 2018.

Security Description	Shares	Notional Amount as of 12/31/18		Percent of Basket’s Value
Apple Inc.	(3,867)		$(610,970)	(2.8)%
Microsoft Corp.	(5,884)		(600,151)	(2.8)%
Amazon.com Inc.	(327)		(491,499)	(2.3)%
JPMorgan Chase & Co.	(3,336)		(326,905)	(1.5)%
Johnson & Johnson	(2,123)		(273,811)	(1.3)%
Nestle SA	(3,208)		(260,364)	(1.2)%
UnitedHealth Group Inc.	(998)		(248,501)	(1.1)%

Security Description	Shares	Notional Amount as of 12/31/18	Percent of Basket’s Value
Visa Inc.	(1,848)	$(243,926)	(1.1)%
Exxon Mobil Corp.	(3,585)	(243,789)	(1.1)%
Wells Fargo & Co.	(4,774)	(219,624)	(1.0)%
Cisco Systems Inc.	(4,905)	(210,904)	(1.0)%
Home Depot Inc./The	(1,187)	(204,207)	(0.9)%
Chevron Corp.	(1,868)	(203,605)	(0.9)%
Coca-Cola Co./The	(4,254)	(199,956)	(0.9)%
Bank of America Corp.	(7,737)	(193,427)	(0.9)%
Novartis AG	(2,264)	(192,945)	(0.9)%
Intel Corp.	(4,001)	(188,038)	(0.9)%
Integrated Device Technology Inc.	3,845	184,574	0.9%
AGNC Investment Corp.	10,211	183,790	0.8%
Boeing Co./The	(562)	(181,055)	(0.8)%
Mastercard Inc.	(953)	(180,077)	(0.8)%
Annaly Capital Management Inc.	17,700	177,004	0.8%
ResMed Inc.	1,551	176,860	0.8%
CenterPoint Energy Inc.	6,222	174,204	0.8%
Church & Dwight Co Inc.	2,615	172,568	0.8%
Hormel Foods Corp.	4,011	172,473	0.8%
HSBC Holdings PLC	(209)	(172,148)	(0.8)%
Swisscom AG	361	171,960	0.8%
VICI Properties Inc.	8,999	170,980	0.8%
Roche Holding AG	(687)	(169,322)	(0.8)%
New Residential Investment Corp.	12,074	169,041	0.8%
Nissan Motor Co. Ltd.	20,879	167,462	0.8%
Walt Disney Co./The	(1,521)	(167,326)	(0.8)%
Twenty-First Century Fox Inc.	3,485	167,268	0.8%
F5 Networks Inc.	1,032	167,225	0.8%
HollyFrontier Corp.	3,265	166,525	0.8%
Expeditors International of Washington	2,414	164,154	0.8%
PepsiCo Inc.	(1,488)	(163,660)	(0.8)%
Steel Dynamics Inc.	5,455	163,647	0.8%
Universal Health Services Inc.	1,391	162,760	0.8%
Nucor Corp.	3,126	162,578	0.8%
Clorox Co./The	1,055	162,533	0.8%
McCormick & Co. Inc./MD	1,158	160,954	0.7%
DBS Group Holdings Ltd.	9,073	159,762	0.7%
Vectren Corp.	2,214	159,434	0.7%
Aflac Inc.	3,458	159,086	0.7%
Booz Allen Hamilton Holding Co.	3,525	158,631	0.7%
Aspen Technology Inc.	1,919	157,379	0.7%
Paychex Inc.	2,403	156,165	0.7%
Archer-Daniels-Midland Co.	3,778	154,885	0.7%
Other	676,309	6,347,964	29.3%

(4) The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPQCRMFA as of December 31, 2018.

Security Description	Shares	Notional Amount as of 12/31/18	Percent of Basket’s Value
General Electric Co.	(12,872)	$(102,978)	(0.5)%
Dollar Tree Inc.	(1,122)	(100,947)	(0.5)%
Berkeley Group Holdings PLC	23	100,540	0.5%

Security Description	Shares	Notional Amount as of 12/31/18	Percent of Basket’s Value
Kohl’s Corp.	1,522	$100,477	0.5%
Auto Trader Group PLC	173	100,311	0.5%
Direct Line Insurance Group PLC	246	99,808	0.5%
Admiral Group PLC	38	99,550	0.5%
Genmab A/S	(608)	(99,539)	(0.5)%
Valeo SA	(3,331)	(98,991)	(0.5)%
Valero Energy Corp.	1,315	98,645	0.5%
AIA Group Ltd.	(11,864)	(98,497)	(0.5)%
Brown-Forman Corp.	(2,043)	(98,044)	(0.5)%
Renesas Electronics Corp.	(21,508)	(98,018)	(0.5)%
Aflac Inc.	2,124	97,709	0.5%
Broadcom Inc.	(385)	(97,690)	(0.5)%
Keyence Corp.	(192)	(97,392)	(0.5)%
Alumina Ltd.	69,056	97,231	0.5%
Alleghany Corp.	156	97,165	0.5%
Edenred	2,655	97,117	0.5%
Charles Schwab Corp./The	(2,309)	(96,973)	(0.5)%
AMP Ltd.	(68,763)	(96,818)	(0.5)%
Prudential PLC	(54)	(96,701)	(0.5)%
FANUC Corp.	(636)	(96,679)	(0.5)%
Rolls-Royce Holdings PLC	(91)	(96,662)	(0.5)%
DowDuPont Inc	(1,824)	(96,658)	(0.5)%
DENTSPLY SIRONA Inc.	(2,610)	(96,560)	(0.5)%
Nippon Paint Holdings Co. Ltd.	(2,816)	(96,493)	(0.5)%
Baker Hughes a GE Co.	(4,385)	(96,474)	(0.5)%
Hannover Rueck SE	713	96,156	0.5%
SCOR SE	2,156	96,136	0.5%
Loews Corp.	2,089	96,115	0.5%
ResMed Inc.	841	95,847	0.5%
Swiss Life Holding AG	249	95,790	0.5%
Eurofins Scientific SE	(256)	(95,477)	(0.5)%
Seagate Technology PLC	2,447	95,440	0.5%
Daito Trust Construction Co. Ltd.	(697)	(95,363)	(0.5)%
UBS Group AG	(7,829)	(95,297)	(0.5)%
Croda International PLC	16	95,273	0.5%
Netflix Inc.	(355)	(95,214)	(0.5)%
Koninklijke Ahold Delhaize NV	3,784	95,160	0.5%
Veeva Systems Inc.	1,069	95,154	0.5%
Red Hat Inc.	(540)	(95,036)	(0.5)%
WellCare Health Plans Inc.	402	94,951	0.5%
salesforce.com Inc.	(692)	(94,827)	(0.5)%
Domino’s Pizza Inc.	382	94,825	0.5%
Melrose Industries PLC	(453)	(94,711)	(0.5)%
Iliad SA	(673)	(94,573)	(0.5)%
WR Berkley Corp.	1,278	94,570	0.5%
MSCI Inc.	643	94,551	0.5%
PulteGroup Inc.	3,630	94,368	0.5%
Other	125,284	3,075,431	16.2%

(5) The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with MSCBGABG as of December 31, 2018.

Security Description	Shares		Notional Value as of 12/31/18	Percent of Basket’s Value
Barrick Gold Corp.	(16,743)		$(220,657)	(1.4)%
General Electric Co.	(27,129)		(217,034)	(1.3)%
Tesla Inc.	(644)		(214,382)	(1.3)%
AGNC Investment Corp.	10,042		180,757	1.1%
SmartCentres Real Estate Investment Trust	7,858		178,347	1.1%
Brookfield Property REIT Inc.	11,019		176,309	1.1%
H&R Real Estate Investment Trust	11,408		175,403	1.1%
RioCan Real Estate Investment Trust	9,893		173,834	1.1%
F5 Networks Inc.	1,068		173,010	1.1%
CenterPoint Energy Inc.	5,631		157,661	1.0%
Crown Castle International Corp.	(1,432)		(156,076)	(1.0)%
Mettler-Toledo International Inc.	272		153,828	1.0%
Xerox Corp.	7,602		152,049	0.9%
Arrow Electronics Inc.	2,199		151,741	0.9%
Dollarama Inc.	(6,333)		(148,377)	(0.9)%
Alnylam Pharmaceuticals Inc.	(1,985)		(144,884)	(0.9)%
Power Corp. of Canada	7,543		138,074	0.9%
American International Group Inc.	(3,516)		(137,136)	(0.8)%
Schlumberger Ltd.	(3,769)		(135,681)	(0.8)%
Cenovus Energy Inc.	(18,480)		(135,309)	(0.8)%
Equinix Inc.	(383)		(135,196)	(0.8)%
Cameco Corp.	(12,200)		(133,983)	(0.8)%
First Capital Realty Inc.	9,075		126,252	0.8%
Arthur J Gallagher & Co.	1,692		125,200	0.8%
Goldcorp Inc.	(13,033)		(124,052)	(0.8)%
Archer-Daniels-Midland Co.	2,978		122,095	0.8%
Interpublic Group of Cos Inc./The	5,774		121,254	0.7%
Hologic Inc.	2,955		121,141	0.7%
NIKE Inc.	(1,635)		(120,963)	(0.7)%
PACCAR Inc.	2,090		119,135	0.7%
Annaly Capital Management Inc.	11,897		118,973	0.7%
Leggett & Platt Inc.	3,301		118,828	0.7%
Spirit AeroSystems Holdings Inc.	1,641		118,132	0.7%
Eaton Vance Corp.	3,351		117,275	0.7%
Charles Schwab Corp./The	(2,764)		(116,094)	(0.7)%
Seagate Technology PLC	2,966		115,674	0.7%
Harley-Davidson Inc.	3,343		113,668	0.7%
TripAdvisor Inc.	2,086		112,666	0.7%
Liberty Global PLC	(5,350)		(112,342)	(0.7)%
American Tower Corp.	(711)		(112,278)	(0.7)%
WR Berkley Corp.	1,509		111,663	0.7%
Campbell Soup Co.	(3,361)		(110,903)	(0.7)%
Pentair PLC	2,848		108,218	0.7%
Encana Corp.	(18,423)		(107,911)	(0.7)%
SVB Financial Group	(565)		(107,409)	(0.7)%
Vermilion Energy Inc.	5,023		106,649	0.7%
Robert Half International Inc.	1,865		106,326	0.7%
Agnico Eagle Mines Ltd.	(2,621)		(105,565)	(0.7)%
United Therapeutics Corp.	968		105,565	0.7%
Continental Resources Inc./OK	(2,630)		(105,193)	(0.7)%
Other	(286,624)		(935,856)	(5.8)%

(6) The following table represents the 50 largest short equity basket holdings underlying the total return swap with GSGLEURS as of December 31, 2018.

Security Description	Shares		Notional Value as of 12/31/18	Percent of Basket’s Value
Air France-KLM	(9,509)	EUR	(90,143)	(0.6)%
Deutsche Lufthansa AG	(4,405)		(86,778)	(0.6)%
OSRAM Licht AG	(2,272)		(86,139)	(0.6)%
Saab AB	(2,825)		(85,664)	(0.6)%
Epiroc AB	(10,224)		(84,431)	(0.6)%

Security Description	Shares	Notional Value as of 12/31/18		Percent of Basket’s Value
Rentokil Initial PLC	(221)	EUR	(82,786)	(0.6)%
Wolters Kluwer NV	(1,597)		(82,518)	(0.6)%
RELX PLC	(46)		(82,098)	(0.6)%
ACS Actividades de Construccion y Services	(2,422)		(81,940)	(0.6)%
Loomis AB	(2,886)		(81,303)	(0.6)%
Rheinmetall AG	(1,051)		(81,061)	(0.6)%
Vestas Wind Systems A/S	(1,227)		(80,882)	(0.6)%
Melrose Industries PLC	(442)		(80,552)	(0.6)%
DKSH Holding AG	(1,332)		(80,183)	(0.6)%
Experian PLC	(38)		(80,142)	(0.6)%
International Consolidated Airlines Group	(116)		(79,951)	(0.5)%
Skanska AB	(5,752)		(79,889)	(0.5)%
Roche Holding AG	(369)		(79,716)	(0.5)%
Intertek Group PLC	(15)		(79,263)	(0.5)%
Prysmian SpA	(4,691)		(79,131)	(0.5)%
Bucher Industries AG	(337)		(79,017)	(0.5)%
HSBC Holdings PLC	(109)		(78,603)	(0.5)%
LVMH Moet Hennessy Louis Vuitton SE	(303)		(78,124)	(0.5)%
Edenred	(2,427)		(77,922)	(0.5)%
Spirax-Sarco Engineering PLC	(11)		(77,762)	(0.5)%
Rolls-Royce Holdings PLC	(84)		(77,696)	(0.5)%
Atlas Copco AB	(3,696)		(76,629)	(0.5)%
Teleperformance	(548)		(76,545)	(0.5)%
Ferguson PLC	(14)		(76,501)	(0.5)%
Siemens AG	(783)		(76,279)	(0.5)%
Novartis AG	(1,023)		(76,265)	(0.5)%
ASML Holding NV	(554)		(76,050)	(0.5)%
Nestle SA	(1,072)		(75,902)	(0.5)%
SKF AB	(5,725)		(75,812)	(0.5)%
AP Moller - Maersk A/S	(69)		(75,758)	(0.5)%
IMI PLC	(72)		(75,716)	(0.5)%
Allianz SE	(432)		(75,588)	(0.5)%
SGS SA	(38)		(75,396)	(0.5)%
IMCD NV	(1,344)		(75,259)	(0.5)%
Wartsila OYJ Abp	(5,409)		(75,164)	(0.5)%
Adecco Group AG	(1,842)		(75,088)	(0.5)%
SAP SE	(863)		(75,036)	(0.5)%
Siltronic AG	(1,038)		(74,963)	(0.5)%
Balfour Beatty PLC	(270)		(74,881)	(0.5)%
Schindler Holding AG	(432)		(74,660)	(0.5)%
Geberit AG	(218)		(74,081)	(0.5)%
Schneider Electric SE	(1,235)		(73,746)	(0.5)%
Safran SA	(697)		(73,495)	(0.5)%
ABB Ltd.	(4,404)		(73,066)	(0.5)%
OC Oerlikon Corp AG	(7,431)		(72,797)	(0.5)%
Other	(339,822)		(10,628,161)	(73.1)%

AB Multi-Manager Alternative Fund

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Assets:
Investments in Securities:	Level 1		Level 2			Level 3			Total
Short-Term Investments:
Investment Companies	$39,750,000		$	– 0	–	$	– 0	–	$39,750,000
Investments valued at NAV**									928,018,778

Total Investments in Securities	39,750,000			– 0	–		– 0	–	967,768,778
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	– 0	–		28,379			– 0	–	28,379
Total Return Swaps	– 0	–		6,188,492			– 0	–	6,188,492
Liabilities:
Forward Currency Exchange Contracts	– 0	–		(73,066)			– 0	–	(73,066)
Total Return Swaps	– 0	–		(7,441,641)			– 0	–	(7,441,641)

Total(b)	$39,750,000			$(1,297,836)		$	– 0	–	$966,470,942

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.
**

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments of the Underlying Portfolios with a fair value of $928,018,778 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019